Cost and Estimated Earnings on Uncompleted Contracts (Tables) - Southland Holdings [Member]	12 Months Ended
Dec. 31, 2022
Schedule of Contract assets

	As of
(Amounts in thousands)	December 31, 2022	December 31, 2021
Costs in excess of billings	$480,825	$356,495
Costs to fulfill contracts, net	32,081	18,129
Contract assets	$512,906	$374,624

Schedule of Costs and estimated earnings on uncompleted contracts

	As of
(Amounts in thousands)	December 31, 2022	December 31, 2021
Costs incurred on uncompleted contracts	$6,874,709	$7,887,047
Estimated earnings	398,917	847,786
Costs incurred and estimated earnings	7,273,626	8,734,833
Less: billings to date	(6,924,358)	(8,489,624)
Costs to fulfill contracts, net	32,081	18,129
Net contract position	$381,349	$263,338

Schedule of net contract position

	As of
(Amounts in thousands)	December 31, 2022	December 31, 2021
Contract assets	$512,906	$374,624
Contract liabilities	(131,557)	(111,286)
Net contract position	$381,349	$263,338

Schedule of consolidated balance sheets

(Amounts in thousands)	December 31, 2022	December 31, 2021
Costs in excess of billings	$156,127	$105,102
Investments	104,643	105,124
Claims asset total	$260,770	$210,226